Significant Events - Kent Hills 3 Wind Project (Details) - Kent Hills 3 Wind Project - MW		12 Months Ended
	Oct. 19, 2018	Dec. 31, 2018	Dec. 31, 2017
Investment [Line Items]
Increase in contractual power capacity (in megawatts)	167	167
New Brunswick Power Corporation
Investment [Line Items]
Capacity of facility (in megawatts)			17.25